Taxes on Income - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 488,603	$ 481,052
Total deferred tax assets	117,265	120,263
Valuation allowance	(117,265)	(120,263)
Net deferred tax asset